STOCKHOLDERS' EQUITY (Details - STOCK-BASED COMPENSATION) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Stock based compensation expense	$ 919,032	$ 895,494
Cost of Sales [Member]
Stock based compensation expense	34,966	115,021
Research and Development Expense [Member]
Stock based compensation expense	182,498	218,847
Selling, General and Administrative Expenses [Member]
Stock based compensation expense	$ 701,568	$ 561,626